MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS	12 Months Ended
Dec. 31, 2019
MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS
MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS

2            MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS

a)   Acquisitions during the year 2019

Banco Compartir S.A.-

On June 28, 2019, Credicorp, through its Subsidiary Credicorp Holding Colombia S.A.S., signed an agreement with the majority shareholders of Banco Compartir S.A. (hereinafter "Bancompartir") to acquire 74.49 percent of its share capital. Subsequently, as part of the initial agreement, in July 2019, Credicorp Holding Colombia S.A.S. signed agreements with minority shareholders to additionally acquire 2.97 percent of the share capital of Bancompartir.

Bancompartir is a financial institution incorporated in Colombia to operate as banking stablishment, with the objective of carrying out all the businesses, operations, acts and contracts authorized by law and by the Superintendency of Banks Colombia.

The acquisition of Bancompartir was approved by the Superintendency of Banks Colombia through document N°2019120112-000-000, dated in November 12, 2019.

Credicorp Holding Colombia S.A.S. paid a total of COP265,251.7 million (equivalent to S/255.7 million) for the acquisition of 77.46 percent of the share capital of Bancompartir, effective December 1, 2019.

Ultraserfinco S.A. and Subsidiaries -

On November 1, 2019, Credicorp through its Subsidiaries Credicorp Holding Colombia S.A.S. and Credicorp Capital Fiduciaria S.A., acquired 84.20 percent and 15.80 percent, respectively, of the capital stock of Ultraserfinco S.A. (a company incorporated in Colombia in 1991 and oriented to provide services related to the purchase and sale of securities), for approximately COP118,251 million (equivalent to S/116.8 million) and COP22,312 million (equivalent to S/22.1 million), respectively.

The acquisition of Ultraserfinco includes its subsidiaries Ultra Holdings Group Inc.; Ultralat Group Inc.; Ultralat Capital Market Inc. and Ultralat Investment Advisor; which have as economic goal to administer investment funds and carry out stock operations in the country in which they operate.

The transaction was approved by the Superintendency of Banks Colombia through document N° 2019052313-000-000 dated October 22, 2019, the effective date of the acquisition was in November 1, 2019.

Multicaja Prepago S.A. and Tenpo SpA -

On March 27, 2019, Credicorp through its subsidiary Krealo SpA (an entity incorporated in Chile on January 2019), suscribed an agreement with Multicaja S.A. in order to acquire the 100.0 percent of the equity of Multicaja Prepago S.A. for approximately US$6.1 million equivalent to S/19.6 million, and Tenpo SpA for approximately US$12.5 million, equivalent to S/41.1 million.

Multicaja Prepago S.A., is a chilean company oriented exclusively to the issuance of non-bank payment cards with provision of funds and other necessary activities, which are authorized by the Comisión para el Mercado Financiero- CMF (before “Superintendencia de Bancos e Instituciones Financieras”, the Chilean Banking Supervisor- SBIF from spanish acronym).

The acquisition of Multicaja Prepago was approved by the SBIF through the document N°218999 on May 28, 2019.

Tenpo SpA, is a Chilean company oriented to develop information systems and data processing; as well as the development of activities related to the commercialization or distribution of digital and computer products and services. The acquisition of this entity does not required the approval of the Chilean Banking Supervisor.

The acquisition of these entities was effective in July 1, 2019.

Compañía Incubadora de Soluciones Móviles S.A.C. -

On January 2019, Credicorp through its subsidiary Grupo Crédito S.A. (hereinafter “Grupo Crédito”) acquired the 100.00 percent of the capital stock of Compañía Incubadora de Soluciones Móviles S.A. (hereinafter "Culqi"), an entity incorporated in Peru, oriented to the development and operation of a platform online payment methods for approximately US$4.0 million (equivalent to S/13.3 million).

At the date of acquisition, the book value and fair value of the identified assets and liabilities of the entities purchased were the following:

hff
	Book value					Fair value adjustments					Fair value recognized on acquisition

		Ultraserfinco					Ultraserfinco					Ultraserfinco				Total fair value
		and					and					and				recognized on
	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	acquisition
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash	30,985	55,160	3,633	1,938	1,016	—	—	—	—	—	30,985	55,160	3,633	1,938	1,016	92,732
Investments	153,188	24,739	—	—	—	—	—	—	—	—	153,188	24,739	—	—	—	177,927
Loans, net	706,621	—	—	—	—	(54,765)	—	—	—	—	651,856	—	—	—	—	651,856
Right-of-use assets, net	6,578	5,206	—	—	—	—	—	—	—	—	6,578	5,206	—	—	—	11,784
Property, furniture and equipment, net, Note 10(a)	5,969	3,385	34	112	32	374	688	—	—	—	6,343	4,073	34	112	32	10,594
Intangible, Note 11
Software and licenses	60,450	—	—	—	2	—	—	2,647	4,640	8,322	60,450	—	2,647	4,640	8,324	76,061
Brand "Culqi"	—	—	—	—	—	—	—	—	—	1,164	—	—	—	—	1,164	1,164
Brand "Recarga"	—	—	—	—	—	—	—	—	2,790	—	—	—	—	2,790	—	2,790
Client relationships	—	—	—	—	—	—	13,376	—	2,536	2,550	—	13,376	—	2,536	2,550	18,462
PayPal Contract	—	—	—	—	—	—	—	—	7,504	—	—	—	—	7,504	—	7,504
Fund manager contract	—	—	—	—	—	—	4,298	—	—	—	—	4,298	—	—	—	4,298
Anti-competition contract	—	—	—	—	—	5,454	7,291	—	—	—	5,454	7,291	—	—	—	12,745
Deferred tax assets	—	—	—	—	—	18,242	—	—	—	541	18,242	—	—	—	541	18,783
Other assets	58,557	17,784	17	1,204	1,100	—	—	—	—	(400)	58,557	17,784	17	1,204	700	78,262

Liabilities
Deposits and obligations	794,893	—	—	—	—	—	—	—	—	—	794,893	—	—	—	—	794,893
Due to banks and correspondents	50,659	—	—	—	—	—	—	—	—	—	50,659	—	—	—	—	50,659
Lease liabilities	6,874	5,680	—	—	—	—	—	—	—	—	6,874	5,680	—	—	—	12,554
Deferred tax liabilities	139	—	—	—	—	1,895	7,924	715	4,717	3,550	2,034	7,924	715	4,717	3,550	18,940
Other liabilities	16,101	24,041	192	142	955	—	—	—	—	—	16,101	24,041	192	142	955	41,431

Total net assets identified at fair value	153,682	76,553	3,492	3,112	1,195	(32,590)	17,729	1,932	12,753	8,627	121,092	94,282	5,424	15,865	9,822	246,485

Non-controlling interest											(74,392)	—	—	—	—	(74,392)

Goodwill arising on acquisition											209,003	44,628	14,182	25,260	3,518	296,591

Total purchase consideration											255,703	138,910	19,606	41,125	13,340	468,684

All purchases were recorded using the purchase method, as required by the IFRS 3 “Business combinations”, applicable on the date of the transaction. Assets and liabilities were recorded at their estimated market values at the acquisition dates, including intangible assets identified not recorded in the financial statements of each entity.

The acquisition costs incurred by Bancompartir and Ultraserfinco and Subsidiaries amounted to approximately COP 2,040.2 million equivalent to S/2.0 million, acquisition costs incurred by Multicaja and Tenpo amounted to CLP 50.6 million equivalent to approximately S/0.2 million and the acquisition costs of Culqi amounted to S/0.1 million. Also, these costs were recorded in the “Administrative expenses” section of the consolidated statement of income.

The non-controlling interest of Bancompartir was measured at fair value, which are estimated considering the consideration paid.

The fair values of the intangible assets identified at the acquisition date were determined using the income approach, based on the present value of earnings attributable to the asset or in saving acquisition costs. Under this approach, the fair value of intangible assets is determined through the future cash flow methodology discounted using the rate of return that considers the relative risk of getting cash flows and the value of money over time.

The following methods, based on the income approach, were used by the Management of Credicorp, to estimate the fair values of the intangible assets identified at the acquisition date.

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For the valuation of the intangible acquired by the anti-competition contract, the Management used the “With-or-without” method, which estimates the net present value of the projected cash flow during the exclusivity of the contract, considering the potential decrease in revenue or the increase in expenses as a result of the competition that sellers could perform when starting a similar business. The difference between both scenarios would correspond to the fair value of this intangible.

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For the software valuation was applied the method "Replacement cost to new", which estimates the costs that should be incurred to acquire or build an asset with similar characteristics, capacity and functionalities.

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The “Relief from Royalties” method was applied for brand valuation, which estimates the cash flows that the company saves for the payment of royalties that it would make if it did not count with a brand of its own.

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For the valuation of the intangibles assets of the Client relationship, fund manager contracts and  PayPal contract was used the method of “Multi-Period Excess Earnings Method (MEEM)”, which estimates the residual cash flow of the intangibles assets after discounting returns for all assets that contribute to the flow.

In Management's opinion, those methods are generally accepted for the valuation of intangible assets identified in business combination processes.

Considering the acquisition dates, the adjusments made are under review. Therefore, certain amounts reported could incorporate non-significant variations. In Management’s opinion, no substantial changes would occur.

From the effective date of acquisition (December 1, 2019) until December 31, 2019, Bancompartir contribution’s in interest and similar income amounted to approximately S/16.5 million. If the combination had taken place at the beginning of the year, the similar interests and income of the Group would have amounted to approximately S/198.7 million (an increase of S/182.2 million). The income of the other acquired companies is inmaterial for the consolidated financial statements of the Group. Also, for the periods from the date of acquisition and the period from January 1 to December 31, 2019 are immaterial for consolidated financial statements of the Group.

b)   Acquisition of non-controlling interest of Mibanco, Banco de la Microempresa S.A. (Mibanco) -

On April 18, 2018, Credicorp Ltd. through its subsidiaries Grupo Crédito S.A. and Banco de Crédito del Perú S.A. acquired 3.23 percent and 0.06 percent, respectively, of the share capital of Mibanco, which was held by minority shareholders for approximately S/129.0 million and S/2.4 million, respectively.

Additionally, on May 22 and 23, 2018, BCP acquired 1.22 percent and 0.05 percent, respectively, of the share capital of Mibanco, which was held by minority shareholders for approximately S/47.3 million and S/1.9 million, respectively.

These acquisitions of non-controlling interest were recorded as an equity transaction.

In view of said acquisitions, Credicorp Ltd. increased its interest in the share capital of Mibanco from 93.18 percent to 97.74 percent.

c)   Merger by absorption between Credicorp Capital Holding Chile S.A. and Inversiones IMT S.A. -

On February 21, 2018, the Private Investment Fund Series B, administered by Credicorp Capital S.A., sold, ceded and transferred to Credicorp Capital Holding Chile S.A. the 11 shares of Inversiones IMT S.A. which it owned.

As a result of the sale, the entity Credicorp Capital Holding Chile S.A. became the holder of 100.00 percent of the share capital of Inversiones IMT S.A. for an uninterrupted period that exceeded 10 days, which is a cause for corporate dissolution, according to article 103 numeral 2 of the Law regarding Joint Stock Companies, in Chile.

Subsequently, on March 3, 2018, the merger by absorption between Inversiones IMT S.A. (absorbed entity) and Credicorp Capital Holding Chile S.A. (absorbing entity) was made effective; the latter acquiring all the assets, liabilities, rights and obligations of Inversiones IMT S.A., without needing to proceed with the liquidation of the dissolved company.

Said transaction has not generated a significant impact on the Group's consolidated financial statements.